Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares $ / item	Jan. 11, 2021 USD ($) $ / shares $ / item	Jan. 31, 2022 $ / shares $ / item
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Stock price (in Dollars per share) | $ / shares	$ 9.84	$ 9.64	$ 9.87
Strike price (in Dollars per Item) | $ / item	11.5	11.5	11.5
Volatility	12.20%	14.10%
Risk-free rate	1.17%	0.56%
Dividend yield	0.00%	0.00%
Fair value of warrants (in Dollars) | $	$ 0.6	$ 0.72
Business Combination [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Probability of Business Combination occurring	75.00%	75.00%